Other Payables and Accruals	12 Months Ended
Dec. 31, 2010
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
8. OTHER PAYABLES AND ACCRUALS

	2009	2010
Accrued expenses for utilities, rental expenses, professional fee and etc.	63,115	74,501
Accrued agency fees	3,317	3,819
Others	1,070	1,114

Other unpaid and accruals-subtotal	67,502	79,434

Payables on construction cost of leasehold improvement	169,486	338,753
Payables on repair and maintenance cost	15,376	12,537
Payables to employees for exercised options	9,725	30,596
Deposit from franchised-and-managed hotels, current	11,110	25,180
Others	12,101	12,052

Other payables-subtotal	217,798	419,118

Total	285,300	498,552